Rule 497(d)
                                  FT 592

                Supplement to the Prospectus dated January 7, 2002

Notwithstanding anything to the contrary in the Prospectus, the average annual return of the S&P 500 Index during the period from 12/31/81 through 12/31/01 exceeded 12.75%. [Bloomberg]


January 8, 2002